INCOME TAXES - Deferred tax assets not recognized (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Deductible temporary differences, Tax base	€ 41,498	€ 34,149	€ 65,199
Tax loss carryforward (CIT), Tax base	91,405	108,229	75,903
Tax loss carryforward (trade tax), Tax base	49,147	65,308	45,834
Interest carryforward, Tax base	35,229	36,956	33,209
Deductible temporary differences, DTA	10,805	8,984	18,070
Tax loss carryforward (CIT), DTA	14,701	17,415	12,641
Tax loss carryforward (trade tax), DTA	6,536	8,686	6,096
Interest carryforward, DTA	€ 9,089	€ 9,535	€ 8,568